Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38159
Entity Registrant Name	BRITISH AMERICAN TOBACCO P.L.C.
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Entity Central Index Key	0001303523
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY